Expense Example, No Redemption (USD $)	18 Months Ended
Jun. 30, 2011
Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Expense Example, No Redemption:
1 YEAR	$ 18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Growth Portfolio | Growth Portfolio - Growth Portfolio
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
International Portfolio | International Portfolio - International Portfolio
Expense Example, No Redemption:
1 YEAR	52
3 YEAR	164
5 YEAR	285
10 YEAR	640
Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Expense Example, No Redemption:
1 YEAR	44
3 YEAR	138
5 YEAR	241
10 YEAR	542
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268
High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	141
5 YEAR	246
10 YEAR	555
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	$ 65